Convertible Loans (Details) - Schedule of Extended Convertible Loan	12 Months Ended
Dec. 31, 2022 USD ($)
Extended Convertible Loan - liability component [Member] | Liability Component [Member]
Schedule of Extended Convertible Loan [Line Items]
Balance at beginning	$ 4,294,265
Finance costs	506,327
Extinguished during the year	(4,800,592)
Balance at ending
Extended Convertible Loan - derivative component [Member] | Derivative Component [Member]
Schedule of Extended Convertible Loan [Line Items]
Balance at beginning	589,731
Change in fair value	145,957
Extinguished during the year	(735,688)
Balance at ending